Restatement of Prior Period (Details 3) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Bank overdraft				$ 0	$ 163,400	$ 321,700	$ (278,600)
Net cash received in financing activities	$ 0		$ 2,609,500	0	(163,400)	2,306,700	16,588,800
Effect of changes in foreign currency exchange rates on cash and cash equivalents	3,300		(193,500)	1,500	103,000	(71,300)	(9,200)
Net (decrease) increase in cash and cash equivalents	(847,700)		(229,000)	(1,044,000)	(5,378,200)	(6,704,100)	2,115,500
Cash and cash equivalents, beginning of period	1,927,100	$ 2,971,100	4,297,000	2,971,100	9,675,200	9,675,200	7,559,700
Cash and cash equivalents, end of period	1,079,400		4,068,000	1,927,100	4,297,000	2,971,100	9,675,200
Income taxes				0	0	0	2,500
Record right-of-use assets				104,326	0	1,010,900	0
Record lease liabilities				104,642	0	1,010,400	0
Income (Loss) from Operations	2,370,500		1,535,000	4,079,400	2,105,300	13,668,100	3,672,500
Extinguishment of debt				0	433,800	433,800	531,000
Depreciation and amortization				380,800	327,300	688,200	251,500
Stock-based compensation	602,600		653,700	1,236,700	1,266,400	2,350,600	2,108,000
Loss/(Gain) on sale of investment securities	(69,200)		(15,100)	(89,200)	4,000	(32,700)	35,600
Loss on disposal of subsidiary				0	0	0	405,400
Trade accounts receivable	(143,200)		278,600	(175,600)	50,100	206,700	75,500
Inventories	338,600		746,000	733,600	637,900	1,719,200	560,000
Income tax receivable	0		95,100	(300)	(267,300)	(172,200)	(1,500)
Carrying value of right of use assets	(75,500)		781,700	103,800	(1,600)	(810,200)	138,000
Accounts payable	71,000		128,800	(191,500)	461,300	652,400	79,600
Other long term liabilities	0		10,900	(107,600)	0	(10,900)	10,900
Net cash used in operating activities	(1,744,700)		(1,483,200)	(2,849,000)	(1,931,000)	(5,190,200)	(3,580,100)
Redemption of investment securities				2,404,200	844,300	2,709,800	6,181,400
Purchase of investment securities				(346,200)	(4,001,200)	(5,634,500)	(9,569,000)
Proceeds from sale of Altamira				0	0	0	440,000
Purchase of Aquila, net of cash acquired				0	0	0	7,679,000
Capital expenditures	(45,800)		(174,000)	(253,000)	(163,400)	(757,600)	(198,700)
Purchase of other intangible assets	0		(500)	(1,500)	(66,500)	(67,000)	(58,700)
Net cash provided by (used) in investing activities	$ 893,700		$ (1,161,800)	1,803,500	(3,386,800)	(3,749,300)	(10,884,000)
Proceeds from issuance of common stock				0	0	3,000,000	17,080,400
Issuance of common stock and warrants				0	0	(272,800)	(1,006,400)
Payments of contingent consideration				0	0	(98,800)	(168,000)
Goodwill impairment charge				51,500	0	4,280,100	0
Proceeds from Payroll Protection Program, net of repayment				0	0	0	401,100
Proceeds from stock options exercised				0	0	0	3,100
Provision for bad debt				17,300	0	0	4,000
Effect of Restatement [Member]
Net (decrease) increase in cash and cash equivalents		0
Income (Loss) from Operations		(417,200)				(8,023,700)
Deferred income taxes		(417,200)				(3,743,600)
Total adjustments						0
Net cash used in operating activities		0				0
Net cash provided by (used) in investing activities		0
Goodwill impairment charge						4,280,100
As Filed [Member]
Bank overdraft		84,000				(321,700)
Net cash received in financing activities		84,000				2,306,700
Effect of changes in foreign currency exchange rates on cash and cash equivalents		(17,700)				(71,300)
Net (decrease) increase in cash and cash equivalents		(533,400)				(6,704,100)
Cash and cash equivalents, beginning of period		2,971,100		2,971,100	9,675,200	9,675,200
Cash and cash equivalents, end of period		2,437,700				2,971,100	9,675,200
Income taxes						0
Record right-of-use assets		41,100				1,010,900
Record lease liabilities		38,800				1,010,400
Income (Loss) from Operations		(1,292,000)				(5,644,400)
Extinguishment of debt						(433,800)
Depreciation and amortization		188,900				688,200
Stock-based compensation		618,100				2,350,600
Loss/(Gain) on sale of investment securities		56,900				32,700
Unrealized holding (gain)/loss on investment securities		12,100				233,700
Change in fair value of contingent consideration						(42,500)
Deferred income taxes		(417,200)				1,253,600
Loss on disposal of subsidiary						0
Trade accounts receivable		391,200				(206,700)
Inventories		(334,100)				(1,719,200)
Prepaid and other current assets		26,400				(207,800)
Income tax receivable		(300)				172,200
Carrying value of right of use assets						(810,200)
Accounts payable		(674,800)				652,400
Contract liabilities						29,000
Contingent Consideration						0
Lease Liabilities		(32,200)				807,900
Other assets						(8,100)
Discontinued operations						17,800
Other long term liabilities		0				(10,900)
Accrued expenses and taxes		(11,100)				180,300
Total adjustments						(454,200)
Net cash used in operating activities		(1,466,300)				(5,190,200)
Redemption of investment securities		1,043,000				2,709,800
Purchase of investment securities		14,800				5,634,500
Proceeds from sale of Altamira						0
Purchase of Aquila, net of cash acquired						0
Capital expenditures		(160,100)				(757,600)
Purchase of other intangible assets		(1,500)				(67,000)
Net cash provided by (used) in investing activities		866,600				(3,749,300)
Proceeds from issuance of common stock						3,000,000
Issuance of common stock and warrants						(272,800)
Payments of contingent consideration						(98,800)
Goodwill impairment charge						0
Deferred revenue		(27,900)				0
As Restated [Member]
Bank overdraft		84,000				(321,700)
Net cash received in financing activities		84,000				2,306,700
Effect of changes in foreign currency exchange rates on cash and cash equivalents		(17,700)				(71,300)
Net (decrease) increase in cash and cash equivalents		(533,400)				(6,704,100)
Cash and cash equivalents, beginning of period		2,971,100		$ 2,971,100	$ 9,675,200	9,675,200
Cash and cash equivalents, end of period		2,437,700				2,971,100	$ 9,675,200
Income taxes						0
Record right-of-use assets		41,100				1,010,900
Record lease liabilities		38,800				1,010,400
Income (Loss) from Operations		(1,709,200)				(13,668,100)
Extinguishment of debt						(433,800)
Depreciation and amortization		188,900				688,200
Stock-based compensation		618,100				2,350,600
Loss/(Gain) on sale of investment securities		56,900				32,700
Unrealized holding (gain)/loss on investment securities		12,100				233,700
Change in fair value of contingent consideration						(42,500)
Deferred income taxes		0				2,490,000
Loss on disposal of subsidiary						0
Trade accounts receivable		391,200				(206,700)
Inventories		(334,100)				(1,719,200)
Prepaid and other current assets		26,400				(207,800)
Income tax receivable		(300)				172,200
Carrying value of right of use assets						(810,200)
Accounts payable		(674,800)				652,400
Contract liabilities						29,000
Contingent Consideration						0
Lease Liabilities		(32,200)				807,900
Other assets						(8,100)
Discontinued operations						17,800
Other long term liabilities		0				(10,900)
Accrued expenses and taxes		(11,100)				180,300
Total adjustments						(8,477,900)
Net cash used in operating activities		(1,466,300)				(5,190,200)
Redemption of investment securities		1,043,000				2,709,800
Purchase of investment securities		14,800				5,634,500
Proceeds from sale of Altamira						0
Purchase of Aquila, net of cash acquired						0
Capital expenditures		(160,100)				(757,600)
Purchase of other intangible assets		(1,500)				(67,000)
Net cash provided by (used) in investing activities		866,600				(3,749,300)
Proceeds from issuance of common stock						3,000,000
Issuance of common stock and warrants						(272,800)
Payments of contingent consideration						(98,800)
Goodwill impairment charge						4,280,100
Deferred revenue		$ (27,900)				0
Provision for bad debt						$ 0